Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)		3 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2021	Mar. 31, 2022	Dec. 31, 2020
Cash equivalents			$ 0	$ 0	$ 0
Federal depository insurance coverage			250,000	250,000
Investment in trading securities maturity period	185 days
Unrecognized tax benefits			0	0
Unrecognized tax benefits, accrued interest and penalties			0	$ 0
Accretion of Class A ordinary shares subject to redemption		$ (17,455,524)	17,455,524
Additional Paid-in Capital [Member]
Accretion of Class A ordinary shares subject to redemption		(10,407,979)	10,407,979
Retained Earnings [Member]
Accretion of Class A ordinary shares subject to redemption		$ (7,047,545)	$ 7,047,545
Common Class B [Member]
Common shares subject to forfeiture			1,000,000
Common Class B [Member] | Over-Allotment Option [Member]
Common shares subject to forfeiture			1,000,000
Class A ordinary shares subject to possible redemption
Class A Common stock,subject to possible redemption, shares			32,000,000	32,000,000